Supplement to the
Fidelity® SAI Emerging Markets Value Index Fund, Fidelity® SAI International Momentum Index Fund, and Fidelity® SAI International Quality Index Fund
December 30, 2025
Prospectus

At its September 2026 meeting, the Board of Trustees approved, subject to shareholder approval, a proposal to reclassify Fidelity® SAI Emerging Markets Value Index Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held in the first quarter of 2027 to vote on this proposal. If approved, the change will take effect on April 1, 2027, or the first day of the month following shareholder approval.
Currently, as a diversified company under the Investment Company Act of 1940 (the "1940 Act"), the aggregated total of single-issuer positions of 5% or more of the fund's total assets cannot exceed 25% of the fund's total assets.
As a non-diversified company under the 1940 Act, the fund would no longer be subject to the above restriction. A non-diversified company is permitted to hold a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.
The proposed change to the fund's diversification classification is intended to provide the fund with greater long-term flexibility in executing its investment strategy, although it is not expected to substantially affect the way the fund is currently managed.
Shareholders should read the proxy statement, which contains important information about the proposal when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission's website (www.sec.gov).
EMV-IQI-PSTK-0926-102 1.9905535.102	September 29, 2026
Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
September 29, 2026
Prospectus

At its September 2026 meeting, the Board of Trustees ("Board") approved, subject to shareholder approval, proposals to (i) modify the fundamental investment objective of Fidelity® SAI U.S. Large Cap Index Fund to seek to provide investment results that correspond to the total return of a broad range of United States stocks; (ii) convert the fund's fundamental investment objective to non-fundamental; (iii) modify the fund's fundamental referenced index strategy from the S&P 500® Index to the Dow Jones U.S. Total Stock Market Index℠; (iv) convert the fund's fundamental referenced index strategy to non-fundamental; and (v) modify the Fund's fundamental concentration policy. A meeting of the shareholders of the fund is expected to be held in the first quarter of 2027 to vote on these proposals. If approved, the concentration policy change will take effect on April 1, 2027, or the first day of the month following shareholder approval, and the remaining changes will take effect by June 30, 2027.
Currently, the fund's fundamental concentration policy does not allow the fund to invest more than 25% of its total assets in the securities of companies whose principal business activities are in the same industry. The proposed change to the fund's fundamental concentration policy will allow the fund to invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that its index concentrates in the securities of issuers in a particular industry.
The proposed change to the fund's fundamental concentration policy is intended to allow the fund to better align with its index, although it is not expected to substantially affect the way the fund is currently managed.
At its September 2026 meeting, the Board also approved, subject to the relevant proposals above receiving shareholder approval, changes to the fund's name and investment strategies to reflect the modification to the fund's referenced index strategy. If shareholder approval for the relevant above proposals is received, in addition to the changes discussed above the Fund will (i) change its name to Fidelity® SAI Total Market Index Fund; and (ii) change its 80% policy to normally invest at least 80% of its assets in common stocks included in the Dow Jones U.S. Total Stock Market Index℠.
Shareholders should read the proxy statement, which contains important information about the proposals when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission's website (www.sec.gov).
SV9-PSTK-0926-107 1.9871337.107	September 29, 2026
Supplement to the
Fidelity® SAI U.S. Quality Index Fund
September 29, 2026
Prospectus

At its September 2026 meeting, the Board of Trustees approved, subject to shareholder approval, (i) a proposal to reclassify Fidelity® SAI U.S. Quality Index Fund as non-diversified; and (ii) a proposal to modify the fund's fundamental concentration policy. A meeting of the shareholders of the fund is expected to be held in the first quarter of 2027 to vote on these proposals. If approved, the changes will take effect on April 1, 2027, or the first day of the month following shareholder approval.
Currently, as a diversified company under the Investment Company Act of 1940 (the "1940 Act"), the aggregated total of single-issuer positions of 5% or more of the fund's total assets cannot exceed 25% of the fund's total assets.
As a non-diversified company under the 1940 Act, the fund would no longer be subject to the above restriction. A non-diversified company is permitted to hold a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.
Currently, the fund's fundamental concentration policy does not allow the fund to invest more than 25% of its total assets in the securities of companies whose principal business activities are in the same industry. The proposed change to the fund's fundamental concentration policy will allow the fund to invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that its index concentrates in the securities of issuers in a particular industry.
The proposed change to the fund's diversification classification is intended to provide the fund with greater long-term flexibility in executing its investment strategy, and the proposed change to the fund's fundamental concentration policy is intended to allow the fund to better align with its index. Neither change is expected to substantially affect the way the fund is currently managed.
Shareholders should read the proxy statement, which contains important information about the proposals when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission's website (www.sec.gov).
SV4-PSTK-0926-105 1.9878821.105	September 29, 2026
Supplement to the
Fidelity® SAI U.S. Momentum Index Fund
September 29, 2026
Prospectus

At its September 2026 meeting, the Board of Trustees approved, subject to shareholder approval, (i) a proposal to reclassify Fidelity® SAI U.S. Momentum Index Fund as non-diversified; and (ii) a proposal to modify the fund's fundamental concentration policy. A meeting of the shareholders of the fund is expected to be held in the first quarter of 2027 to vote on these proposals. If approved, the changes will take effect on April 1, 2027, or the first day of the month following shareholder approval.
Currently, as a diversified company under the Investment Company Act of 1940 (the "1940 Act"), the aggregated total of single-issuer positions of 5% or more of the fund's total assets cannot exceed 25% of the fund's total assets.
As a non-diversified company under the 1940 Act, the fund would no longer be subject to the above restriction. A non-diversified company is permitted to hold a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.
Currently, the fund's fundamental concentration policy does not allow the fund to invest more than 25% of its total assets in the securities of companies whose principal business activities are in the same industry. The proposed change to the fund's fundamental concentration policy will allow the fund to invest more than 25% of its total assets in securities of issuers in a particular industry to approximately the same extent that its index concentrates in the securities of issuers in a particular industry.
The proposed change to the fund's diversification classification is intended to provide the fund with greater long-term flexibility in executing its investment strategy, and the proposed change to the fund's fundamental concentration policy is intended to allow the fund to better align with its index. Neither change is expected to substantially affect the way the fund is currently managed.
Shareholders should read the proxy statement, which contains important information about the proposals when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-3455. The proxy statement will also be available on the Securities and Exchange Commission's website (www.sec.gov).
SY1-PSTK-0926-103 1.9894175.103	September 29, 2026
Supplement to the
Fidelity® SAI Emerging Markets Momentum Index Fund
October 23, 2025
Prospectus

At its September 2026 meeting, the Board of Trustees approved, subject to shareholder approval, a proposal to reclassify Fidelity® SAI Emerging Markets Momentum Index Fund as non-diversified. The change will take effect on January 1, 2027, the first day of the month following shareholder approval, which will be obtained through unanimous written consent.
Currently, as a diversified company under the Investment Company Act of 1940 (the "1940 Act"), the aggregated total of single-issuer positions of 5% or more of the fund's total assets cannot exceed 25% of the fund's total assets.
As a non-diversified company under the 1940 Act, the fund would no longer be subject to the above restriction. A non-diversified company is permitted to hold a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.
The proposed change to the fund's diversification classification is intended to provide the fund with greater long-term flexibility in executing its investment strategy, although it is not expected to substantially affect the way the fund is currently managed.
EMM-PSTK-0926-100 1.9923653.100	September 29, 2026